Common Stock (Changes in Number of Issued Shares of Common Stock) (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Balance at beginning of fiscal year	25,386,307,945	25,030,525,657	24,621,897,967
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock		349,677,288	403,667,690
Issuance of new shares of common stock due to exercise of stock acquisition rights	3,337,000	6,105,000	4,960,000
Balance at end of fiscal year	25,389,644,945	25,386,307,945	25,030,525,657